Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
1. Basis of Presentation

MDC Partners Inc. (the “Company”) has prepared the consolidated financial statements included herein pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) and in accordance with generally accepted accounting principles (“GAAP”) of the United States of America (“US GAAP”).

Effective December 2012, one of the Company’s subsidiaries and certain operating divisions have been deemed discontinued operations. All periods have been restated to reflect the discontinued operation. For further information see Note 10 “Discontinued Operations.”

The financial statements have been restated to reflect the 2013 discontinued operations of an operating subsidiary and an operating division. These discontinued operations had no impact on the 2010 results of operations.

Nature of Operations

MDC Partners Inc., formerly MDC Corporation Inc., is incorporated under the laws of Canada. The Company commenced using the name MDC Partners Inc. on November 1, 2003 and legally changed its name through amalgamation with a wholly-owned subsidiary on January 1, 2004. The Company’s operations are in primarily one business group — Marketing Communications. The business group operates primarily in the United States (“US”), Canada, Europe, and in the United Kingdom. See Note 15, “Segment Information”, for further description of the one business group and MDC’s reportable segments.